Corporate information (Details Narrative) S/ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Jan. 31, 2019 PEN (S/)	Dec. 07, 2018 PEN (S/)	Dec. 07, 2018 USD ($)	Mar. 01, 2017 PEN (S/) shares	Sep. 30, 2016 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)	Jan. 08, 2019 PEN (S/)	Dec. 31, 2018 USD ($)	Oct. 05, 2018 USD ($)	Jun. 13, 2017 PEN (S/)	Dec. 13, 2016 PEN (S/)	Aug. 02, 2016 PEN (S/)	Jul. 31, 2016 PEN (S/)	Feb. 29, 2016 PEN (S/)	Feb. 02, 2016 PEN (S/)	Dec. 31, 2015 PEN (S/)	Sep. 25, 2015 PEN (S/)	Jul. 14, 2015 PEN (S/)	Jun. 04, 2015 PEN (S/)
Disclosure of subsidiaries [line items]
Capital stock						S/ 423,868		S/ 423,868
Investment shares						40,279		40,279
Additional paid-in capital						432,779		432,779	S/ 545,165
Description of shares received upon spin-off					The project contemplated that for each common and investment share of Cementos Pacasmayo S.A.A., the shareholders would received approximately 0.20 common shares of Fossal S.A.A. and approximately 0.80 common shares of Cementos Pacasmayo S.A.A.
Financial instrument, at fair value						26,883		21,206	657
Deferred income tax asset						3,098		142
Net loss of discontinued operations								(754)	(6,589)
Quimpac S.A. [Member]
Disclosure of subsidiaries [line items]
Capital stock								S/ 490	473										S/ 277
Inversiones ASPI S.A. [Member]
Disclosure of subsidiaries [line items]
Percentage of holding interests in subsidiary						50.01%	50.01%	50.01%
Bussiness combination [Member]
Disclosure of subsidiaries [line items]
Disbursement to acquire certain assets | $												$ 12,335
Fifteen Year Corporate Bonds [Member] | Subsequent Event [Member]
Disclosure of subsidiaries [line items]
Debt instrument issued, value	S/ 310,000
Debt instrument maturity terms	15 years
Debt instrument interest rate	0.0684375
Ten Year Corporate Bonds [Member] | Subsequent Event [Member]
Disclosure of subsidiaries [line items]
Debt instrument issued, value	S/ 260,000
Debt instrument maturity terms	10 years
Debt instrument interest rate	0.066875
Corporate Bonds [Member] | Banco De Credito Del Peru [Member] | USD
Disclosure of subsidiaries [line items]
Company's offer to bondholders (in dollars for each US$1,000 of bond principal) | $			$ 975
Debt instrument principal amount | $			1,000
Additional premium (in dollars per US$1,000 of bond principal) | $			30
Total payment to the bondholders for each US$1,000 of bonds principal | $			$ 1,005
Notional amount of the purchase of bonds		S/ 168,388
Percentage of bond purchased of the total corporate bonds		56.13%	56.13%
Corporate Bonds [Member] | Subsequent Event [Member]
Disclosure of subsidiaries [line items]
Debt issued, authorized										S/ 1,000,000
Derivatives [Member]
Disclosure of subsidiaries [line items]
Financial instrument, at fair value | $											$ 300,000
Repayment of financial liabilities | $							$ 150,000
Gain from sale of financial instruments						S/ 27,003
Salmueras Sudamericanas S.A. [Member]
Disclosure of subsidiaries [line items]
Percentage of holding interests in subsidiary								74.90%
Capital stock													S/ 3,467	S/ 783				S/ 4,100				S/ 2,400
Salmueras Sudamericanas S.A. [Member] | Quimpac S.A. [Member]
Disclosure of subsidiaries [line items]
Percentage of holding interests in subsidiary								25.10%
Fosfatos Del Pacifico S.A. [Member]
Disclosure of subsidiaries [line items]
Decrease in capital stock				S/ 107,593
Capital stock				107,593	S/ 1,200				400						S/ 13,384	S/ 1,000	S/ 23,216			S/ 15,813	S/ 78,178
Investment shares				10,224
Additional paid-in capital				118,569
Other reserves				36,957
Deferred income tax asset				S/ 23,173
Net loss of discontinued operations								S/ 754	6,589
Assets net of intercompany eliminations" (see note 1.3)									338,411
Liabilities net of intercompany eliminations" (see note 1.3)									S/ 2,704
Fosfatos Del Pacifico S.A. [Member] | Treasury Shares [Member]
Disclosure of subsidiaries [line items]
Number of investments shares received | shares				9,148,373
Available-for-sale investments				S/ 21,206
Splitting effects of equity block				23,459
Deferred income tax asset				S/ 2,253
Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Percentage of holding interests in subsidiary						100.00%	100.00%	100.00%